MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584
                                                   PROSPECTUS DATED MAY 1, 2010
--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 39 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 37 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

 MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (INVESCO
   SERIES (CLASS X SHARES)                VARIABLE INSURANCE FUNDS) (SERIES I
                                          SHARES)
 THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. (CLASS I SHARES)                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                          SERIES FUND, INC. (CLASS B SHARES)
 VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I AND CLASS II SHARES)        FRANKLIN TEMPLETON VARIABLE INSURANCE
                                          PRODUCTS TRUST (CLASS 2 SHARES)

                                        PUTNAM VARIABLE TRUST (CLASS IB
                                          SHARES)

We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 61 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.

--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        Page
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Access To Your Money               20
                   -----------------------------------------
                      Income Payments                    21
                   -----------------------------------------

                                                                   Page
        ---------------------------------------------------------------
           Death Benefits                                           24
        ---------------------------------------------------------------
           Longevity Reward Rider                                   29
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        30
        ---------------------------------------------------------------
             Allstate Life                                          30
        ---------------------------------------------------------------
             The Variable Account                                   30
        ---------------------------------------------------------------
             The Portfolios                                         30
        ---------------------------------------------------------------
             The Contract                                           31
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   32
        ---------------------------------------------------------------
             Legal Matters                                          32
        ---------------------------------------------------------------
           Taxes                                                    32
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES                       41
        ---------------------------------------------------------------
        APPENDIX B - CALCULATION OF ENHANCED EARNINGS DEATH
         BENEFIT                                                    60
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       61
        ---------------------------------------------------------------

                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                            Page
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                             11
               -------------------------------------------------
               Accumulation Unit Value                       11
               -------------------------------------------------
               Allstate Life ("We")                          30
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              25
               -------------------------------------------------
               Dollar Cost Averaging Program                 17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            24
               -------------------------------------------------
               Enhanced Death Benefit Option                 24
               -------------------------------------------------
               Enhanced Earnings Death Benefit Option        26
               -------------------------------------------------
               Fixed Account Options                         14
               -------------------------------------------------

                                                             Page
              ---------------------------------------------------
              Free Withdrawal Amount                          19
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Guarantee Periods                               14
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   25
              ---------------------------------------------------
              Income Plan                                     20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Longevity Reward Rider                          28
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Benefit Combination Option          25
              ---------------------------------------------------
              Performance Death Benefit Option                25
              ---------------------------------------------------
              Performance Income Benefit Option               22
              ---------------------------------------------------
              Portfolios                                      30
              ---------------------------------------------------
              Tax Qualified Contracts                         36
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                30
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
----------------------------------------------------------------------------------------------------------
Expenses                 You will bear the following expenses:

                         Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination Option 2 1.85%

                         If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         Annual contract maintenance charge of $30 (waived in certain cases)

                         Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                            withdrawn (with certain exceptions)

                         Transfer fee of $25 after 12th transfer in any Contract Year

                         State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
----------------------------------------------------------------------------------------------------------
Investment Alternatives  The Contract offers 39 investment alternatives including:

                         2 Fixed Account Options (which credit interest at rates we guarantee)

                         37 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                                 Morgan Stanley Investment Advisors Inc.

                                 Morgan Stanley Investment Management, Inc./(1)/

                                 Van Kampen Asset Management

                                 Invesco Advisers, Inc.

                                 AllianceBernstein L.P.

                                 Franklin Advisers, Inc.

                                 Franklin Mutual Advisers, LLC

                                 Putnam Investment Management, LLC

                                 Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

                         (1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
                         Portfolios, does business in certain instances using the name Van Kampen.

                               4     PROSPECTUS

----------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  Automatic Additions Program

                  Automatic Portfolio Rebalancing Program

                  Dollar Cost Averaging Program

                  Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  life income with payments guaranteed for 10 years

                  joint and survivor life income payments

                  guaranteed payments for a specified period
----------------------------------------------------------------------------------------------------
Death Benefits    If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
----------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract value
                  ("Contract Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                  There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").
----------------------------------------------------------------------------------------------------
Withdrawals       You may withdraw some or all of your Contract Value at anytime during the
                  Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                  Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
----------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 21. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                               0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------
Applicable Charge                                                6%  5%  4%  3%  2%  1%   0%
--------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                     $30.00***
--------------------------------------------------------------------------------------------
Transfer Fee                                                          $25.00****
--------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 29 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.45%               0.10%               1.55%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.58%               0.10%               1.68%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.69%               0.10%               1.79%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.95%               0.10%               2.05%
---------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.28%    1.75%
 ------------------------------------------------------------------------------

(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.

EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $794  $1,125  $1,482   $2,285
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $750  $1,079  $1,434   $2,703
---------------------------------------------------------------------------------

EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $199   $615   $1,057   $2,285
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $240   $739   $1,264   $2,703
---------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

                               9     PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase

                               10     PROSPECTUS
payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------
You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer

                               11     PROSPECTUS
request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class X/(2)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class X/(1)/                 income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class X        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             MORGAN STANLEY INVESTMENT
 Portfolio - Class X                      investments                                            ADVISORS INC.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class X/(1)/          income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class X/(1)/                           diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class X/(1)/                 growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class X                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class X                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class X/(1)/                 to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class X
-------------------------------------------------------------------------------------------------

                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I    Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I                                  in growth-oriented equity securities of issuers in     MORGAN STANLEY INVESTMENT
                                          emerging market countries.                             MANAGEMENT, INC./(2)/
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily
 Class I                                  in equity securities of non-U.S. issuers domiciled in
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I/(1)/                                   three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
-------------------------------------------------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in        MANAGEMENT
 Class I/(1)/                             equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(1)/
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(3)/
-------------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.
Invesco V.I. Core Equity Fund - Series   Growth of capital
 I/(3)/
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I/(3)/
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-------------------------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS,
 Class 2                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               TEMPLETON INVESTMENT
 - Class 2                                                                                       COUNSEL, LLC
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(4)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------

                               13     PROSPECTUS

(1)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
  Portfolio - Class X                    Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
  Growth Portfolio - Class X             Fund - Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS High Yield          Invesco V.I. High Yield Securities
  Portfolio - Class X                    Fund - Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Income Builder      Invesco V.I. Income Builder Fund -
  Portfolio - Class X                    Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
  Portfolio - Class X                    Series I
 -----------------------------------------------------------------------------

  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class I                                - Series I
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class I                    Growth Fund - Series I
 -----------------------------------------------------------------------------

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)Effective April 30, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund     Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
 AIM V.I. Core Equity Fund              Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund      Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------

(4)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to
  July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating

                               14     PROSPECTUS
purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money
Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any

                               15     PROSPECTUS

Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable

                               16     PROSPECTUS

Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

                               17     PROSPECTUS

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 29 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be

                               18     PROSPECTUS
attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 7-8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

                               19     PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

                               20     PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;

..   no later than the first day of the calendar month after the Annuitant's
    99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at

                               21     PROSPECTUS
least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

                               22     PROSPECTUS

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

                               23     PROSPECTUS

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a

                               24     PROSPECTUS
rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 25. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

       .  (i) = the withdrawal amount

       .  (ii) = the Contract Value just before the withdrawal

       .  (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination

                               25     PROSPECTUS

Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 26) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

                               26     PROSPECTUS

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract

                               27     PROSPECTUS

Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

                               28     PROSPECTUS

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             EXISTING PURCHASE    NEW PURCHASE
                 PAYMENTS           PAYMENTS
                                                     WITHDRAWAL
                                    NUMBER OF       CHARGE (AS A
                                 COMPLETE YEARS   PERCENTAGE OF NEW
                NUMBER OF       SINCE WE RECEIVED    OR EXISTING
              COMPLETE YEARS    THE NEW PURCHASE      PURCHASE
               SINCE RIDER        PAYMENT BEING       PAYMENTS
                   DATE             WITHDRAWN        WITHDRAWN)
                    0                   0                 3%
                    1                   1                 2%
                    2                   2                 1%
                    3+                  3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

                               29     PROSPECTUS


LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote

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shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority.

IN ADDITION, MORGAN STANLEY & CO. INCORPORATED MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable

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Account. We entered into an administrative services agreement with The
Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following: Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON - QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.
TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE
LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains

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will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely

                               33     PROSPECTUS

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affect the tax treatment of your Contract. We reserve the right to modify the
Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

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..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal

                               35     PROSPECTUS

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withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

                               36     PROSPECTUS

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               37     PROSPECTUS

Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the

                               38     PROSPECTUS
actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of

                               39     PROSPECTUS
these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               40     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account , Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Infrastructure - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Capital Opportunities - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The UIF Capital Growth, Class I Sub-Account , UIF International Magnum, Class I Sub-Account, UIF Emerging Markets Equity, Class I Sub-Account , and Van Kampen LIT Capital Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The UIF U.S. Mid Cap Value, Class I Sub-Account, the Invesco V.I. Capital Appreciation - Series I Sub-Account, the AllianceBernstein VPS Growth - Class B Sub-Account, AllianceBernstein VPS Growth and Income - Class B Sub-Account, and AllianceBernstein VPS Large Cap Growth - Class B Sub-Account , and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.

The Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Invesco V.I. Mid Cap Core Equity - Series I Sub-Account , FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account , FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004, FTVIP Franklin Small Cap Value - Class 2 Sub-Account which was first offered May 1, 2005, The Invesco V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006.

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit

                               41     PROSPECTUS

Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:

  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -   Invesco V.I. Capital Appreciation
 Series I                               Fund - Series I
 AIM V.I. Core Equity Fund - Series I   Invesco V.I. Core Equity Fund -
                                        Series I
 AIM V.I. Mid Cap Core Equity Fund -    Invesco V.I. Mid Cap Core Equity Fund
 Series I                               - Series I
 -----------------------------------------------------------------------------

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                             2000       $14.447       $8.324       330,757
                                                             2001        $8.324       $9.905     2,037,605
                                                             2002        $9.905       $7.563     1,469,643
                                                             2003        $7.563       $9.407     1,182,043
                                                             2004        $9.407      $10.460       899,342
                                                             2005       $10.460      $12.712       637,524
                                                             2006       $12.712      $13.525       444,416
                                                             2007       $13.525      $15.967       309,422
                                                             2008       $15.967       $8.055       239,927
                                                             2009        $8.055      $13.468       209,386
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                             2000       $35.384      $36.762    22,447,720
                                                             2001       $36.762      $34.380    18,402,631
                                                             2002       $34.380      $27.809    14,271,895
                                                             2003       $27.809      $35.088    11,388,813
                                                             2004       $35.088      $37.546     8,614,729
                                                             2005       $37.546      $39.122     6,150,647
                                                             2006       $39.122      $42.880     4,417,726
                                                             2007       $42.880      $44.089     3,396,405
                                                             2008       $44.089      $27.685     2,746,257
                                                             2009       $27.685      $33.952     2,274,233

                               42     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                  2000       $78.284      $67.698    12,262,797
                                                                  2001       $67.698      $48.840     9,213,699
                                                                  2002       $48.840      $37.962     6,962,525
                                                                  2003       $37.962      $45.995     5,390,368
                                                                  2004       $45.995      $50.436     4,082,674
                                                                  2005       $50.436      $58.796     2,973,450
                                                                  2006       $58.796      $60.437     2,130,839
                                                                  2007       $60.437      $71.273     1,620,807
                                                                  2008       $71.273      $36.827     1,314,636
                                                                  2009       $36.827      $62.247     1,072,182
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                  2000       $43.419      $40.733     6,307,478
                                                                  2001       $40.733      $33.048     4,613,136
                                                                  2002       $33.048      $25.640     3,538,947
                                                                  2003       $25.640      $32.640     2,729,709
                                                                  2004       $32.640      $36.304     2,086,485
                                                                  2005       $36.304      $38.931     1,443,696
                                                                  2006       $38.931      $50.016     1,083,879
                                                                  2007       $50.016      $57.036       881,250
                                                                  2008       $57.036      $32.242       696,851
                                                                  2009       $32.242      $40.630       569,212
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                                  2000       $12.177       $9.926     2,405,879
                                                                  2001        $9.926       $7.501     1,726,377
                                                                  2002        $7.501       $5.865     1,176,968
                                                                  2003        $5.865       $7.587     1,000,001
                                                                  2004        $7.587       $8.424       764,552
                                                                  2005        $8.424       $8.877       555,009
                                                                  2006        $8.877      $10.383       405,315
                                                                  2007       $10.383      $11.993       277,444
                                                                  2008       $11.993       $6.645       233,448
                                                                  2009        $6.645       $6.357             0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                  2000       $19.219      $18.489    11,064,552
                                                                  2001       $18.489      $17.100     8,650,672
                                                                  2002       $17.100      $14.759     6,686,000
                                                                  2003       $14.759      $19.231     5,329,708
                                                                  2004       $19.231      $21.807     4,254,555
                                                                  2005       $21.807      $22.879     3,176,388
                                                                  2006       $22.879      $27.526     2,410,773
                                                                  2007       $27.526      $29.062     1,876,654
                                                                  2008       $29.062      $16.934     1,460,052
                                                                  2009       $16.934      $19.454     1,194,325

                               43     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS X
                                                            2000       $24.009      $16.055     4,112,148
                                                            2001       $16.055      $10.493     2,971,097
                                                            2002       $10.493       $9.614     2,130,485
                                                            2003        $9.614      $12.115     2,018,163
                                                            2004       $12.115      $13.129     1,548,414
                                                            2005       $13.129      $13.236       962,837
                                                            2006       $13.236      $14.273       663,543
                                                            2007       $14.273      $14.668       518,210
                                                            2008       $14.668      $11.124       427,548
                                                            2009       $11.124      $15.865       375,973
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS X
                                                            2000       $12.997      $12.846     1,868,522
                                                            2001       $12.846      $12.964     1,759,604
                                                            2002       $12.964      $11.813     1,492,253
                                                            2003       $11.813      $14.084     1,199,577
                                                            2004       $14.084      $15.418       970,700
                                                            2005       $15.418      $16.270       656,182
                                                            2006       $16.270      $18.334       519,312
                                                            2007       $18.334      $18.666       411,373
                                                            2008       $18.666      $13.575       304,981
                                                            2009       $13.575      $16.762       231,860
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2000       $18.200      $19.949    12,923,991
                                                            2001       $19.949      $21.563    11,955,743
                                                            2002       $21.563      $22.447     9,891,692
                                                            2003       $22.447      $24.016     7,521,052
                                                            2004       $24.016      $24.933     5,706,741
                                                            2005       $24.933      $25.417     4,193,246
                                                            2006       $25.417      $26.505     3,197,996
                                                            2007       $26.505      $27.713     2,480,749
                                                            2008       $27.713      $24.902     1,984,019
                                                            2009       $24.902      $30.115     1,657,652
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2000       $10.065      $10.511       247,190
                                                            2001       $10.511      $11.067       998,378
                                                            2002       $11.067      $11.361     2,184,695
                                                            2003       $11.361      $11.459     1,875,942
                                                            2004       $11.459      $11.466     1,494,669
                                                            2005       $11.466      $11.524     1,125,988
                                                            2006       $11.524      $11.856       746,919
                                                            2007       $11.856      $12.041       572,372
                                                            2008       $12.041      $10.108       415,568
                                                            2009       $10.108      $10.547       400,011

                               44     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                                  2000       $13.460      $14.083    13,100,511
                                                                  2001       $14.083      $14.436    14,122,157
                                                                  2002       $14.436      $14.433    12,828,970
                                                                  2003       $14.433      $14.334     8,011,135
                                                                  2004       $14.334      $14.265     6,004,073
                                                                  2005       $14.265      $14.467     4,778,094
                                                                  2006       $14.467      $14.932     4,181,794
                                                                  2007       $14.932      $15.457     3,320,041
                                                                  2008       $15.457      $15.623     3,384,187
                                                                  2009       $15.623      $15.418     2,212,207
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS X
                                                                  2000       $13.198      $11.800     5,685,459
                                                                  2001       $11.800      $10.217     4,881,154
                                                                  2002       $10.217       $7.813     4,046,964
                                                                  2003        $7.813       $9.856     3,888,379
                                                                  2004        $9.856      $10.754     3,407,326
                                                                  2005       $10.754      $11.102     2,439,845
                                                                  2006       $11.102      $12.658     1,618,578
                                                                  2007       $12.658      $13.140     1,225,377
                                                                  2008       $13.140       $8.159     1,014,891
                                                                  2009        $8.159      $10.169       967,647
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                                  2000       $31.136      $31.226    11,520,579
                                                                  2001       $31.226      $27.669     8,955,954
                                                                  2002       $27.669      $24.598     6,737,267
                                                                  2003       $24.598      $30.638     5,265,389
                                                                  2004       $30.638      $33.363     3,980,578
                                                                  2005       $33.363      $35.656     2,909,826
                                                                  2006       $35.656      $40.461     2,217,972
                                                                  2007       $40.461      $43.362     1,718,848
                                                                  2008       $43.362      $32.521     1,437,064
                                                                  2009       $32.521      $38.417     1,172,614
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2000       $32.870      $33.417     9,889,545
                                                                  2001       $33.417      $24.478     7,554,143
                                                                  2002       $24.478      $18.627     5,635,019
                                                                  2003       $18.627      $21.565     4,217,232
                                                                  2004       $21.565      $25.671     3,267,278
                                                                  2005       $25.671      $29.031     2,450,035
                                                                  2006       $29.031      $34.462     1,901,657
                                                                  2007       $34.462      $40.912     1,495,766
                                                                  2008       $40.912      $26.933     1,193,798
                                                                  2009       $26.933      $31.690       955,383

                               45     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                    2000       $13.643       $8.224       496,918
                                                    2001        $8.224       $7.586       391,194
                                                    2002        $7.586       $6.819       461,316
                                                    2003        $6.819      $10.069       507,331
                                                    2004       $10.069      $12.230       464,745
                                                    2005       $12.230      $16.151       380,097
                                                    2006       $16.151      $21.854       301,731
                                                    2007       $21.854      $30.281       237,077
                                                    2008       $30.281      $12.958       139,006
                                                    2009       $12.958      $21.713       127,969
--------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                    2000       $13.901      $12.105     2,584,832
                                                    2001       $12.105      $10.137     1,754,951
                                                    2002       $10.137       $7.214     1,312,108
                                                    2003        $7.214       $8.892     1,115,541
                                                    2004        $8.892       $9.455       939,474
                                                    2005        $9.455      $10.794       694,442
                                                    2006       $10.794      $11.086       526,258
                                                    2007       $11.086      $13.333       361,523
                                                    2008       $13.333       $6.684       280,879
                                                    2009        $6.684      $10.917       231,397
--------------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                    2000       $12.092      $10.448       521,562
                                                    2001       $10.448       $8.319       463,678
                                                    2002        $8.319       $6.827       405,211
                                                    2003        $6.827       $8.582       472,457
                                                    2004        $8.582       $9.940       449,004
                                                    2005        $9.940      $10.892       408,589
                                                    2006       $10.892      $13.447       343,994
                                                    2007       $13.447      $15.202       277,361
                                                    2008       $15.202       $8.305       241,222
                                                    2009        $8.305      $10.859       170,464
--------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                    2002       $10.000       $7.326        35,545
                                                    2003        $7.326      $10.246       253,955
                                                    2004       $10.246      $12.292       324,513
                                                    2005       $12.292      $14.258       277,181
                                                    2006       $14.258      $15.373       223,398
                                                    2007       $15.373      $18.603       180,676
                                                    2008       $18.603       $9.770       151,607
                                                    2009        $9.770      $15.197       121,157

                               46     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                       2000       $10.000      $10.243       130,014
                                                       2001       $10.243       $9.786       842,184
                                                       2002        $9.786       $6.949       863,660
                                                       2003        $6.949       $9.702       848,880
                                                       2004        $9.702      $10.969       819,612
                                                       2005       $10.969      $12.154       621,597
                                                       2006       $12.154      $14.474       472,554
                                                       2007       $14.474      $15.399       352,690
                                                       2008       $15.399       $8.919       280,399
                                                       2009        $8.919      $12.250       218,930
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                       2000        $8.808      $11.235       509,161
                                                       2001       $11.235      $12.174       494,048
                                                       2002       $12.174      $11.835       644,176
                                                       2003       $11.835      $16.167       567,867
                                                       2004       $16.167      $21.756       465,548
                                                       2005       $21.756      $25.125       294,218
                                                       2006       $25.125      $34.220       226,573
                                                       2007       $34.220      $27.996       159,524
                                                       2008       $27.996      $17.153       133,656
                                                       2009       $17.153      $21.721       113,009
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.148        13,131
                                                       2005       $11.148      $12.221        24,994
                                                       2006       $12.221      $12.651        26,037
                                                       2007       $12.651      $14.678        12,416
                                                       2008       $14.678       $7.698        20,472
                                                       2009        $7.698      $11.877        26,201
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                                       2002       $10.000       $8.066       612,695
                                                       2003        $8.066      $10.425     1,477,236
                                                       2004       $10.425      $12.111     2,137,081
                                                       2005       $12.111      $12.472     1,989,581
                                                       2006       $12.472      $14.308     1,567,597
                                                       2007       $14.308      $13.827     1,236,076
                                                       2008       $13.827       $8.775       953,334
                                                       2009        $8.775      $11.149       758,616
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2000       $24.191      $21.445     3,397,290
                                                       2001       $21.445      $14.493     2,278,513
                                                       2002       $14.493       $9.654     1,675,939
                                                       2003        $9.654      $12.129     1,366,571
                                                       2004       $12.129      $12.808     1,059,152
                                                       2005       $12.808      $13.639       753,367
                                                       2006       $13.639      $13.841       528,733
                                                       2007       $13.841      $15.970       372,166
                                                       2008       $15.970       $8.037       306,263
                                                       2009        $8.037      $13.168       247,793

                               47     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                2000       $10.000       $8.324       330,757
                                                                2001        $8.324       $6.300       336,633
                                                                2002        $6.300       $4.702       284,291
                                                                2003        $4.702       $6.008       306,517
                                                                2004        $6.008       $6.320       291,181
                                                                2005        $6.320       $6.787       217,208
                                                                2006        $6.787       $7.118       241,036
                                                                2007        $7.118       $7.866       190,410
                                                                2008        $7.866       $4.462       166,645
                                                                2009        $4.462       $5.331       152,769
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                                2006       $10.000      $10.817       147,923
                                                                2007       $10.817      $11.536       118,456
                                                                2008       $11.536       $7.952       107,630
                                                                2009        $7.952      $10.065       104,206
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                2004       $10.000      $10.838            20
                                                                2005       $10.838      $11.507       107,383
                                                                2006       $11.507      $12.630        64,974
                                                                2007       $12.630      $13.649        53,584
                                                                2008       $13.649       $9.626        54,545
                                                                2009        $9.626      $12.366        56,982
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2000       $10.000       $8.145       256,762
                                                                2001        $8.145       $6.135       375,013
                                                                2002        $6.135       $4.342       279,753
                                                                2003        $4.342       $5.770       582,899
                                                                2004        $5.770       $6.520       732,150
                                                                2005        $6.520       $7.181       549,286
                                                                2006        $7.181       $6.997       412,305
                                                                2007        $6.997       $7.777       271,554
                                                                2008        $7.777       $4.404       218,050
                                                                2009        $4.404       $5.773       171,828
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2000       $10.000      $10.764       710,787
                                                                2001       $10.764      $10.635     2,686,180
                                                                2002       $10.635       $8.156     2,122,155
                                                                2003        $8.156      $10.636     2,063,625
                                                                2004       $10.636      $11.671     1,740,326
                                                                2005       $11.671      $12.045     1,279,033
                                                                2006       $12.045      $13.902     1,186,867
                                                                2007       $13.902      $14.381       943,851
                                                                2008       $14.381       $8.414       734,524
                                                                2009        $8.414       $9.991       574,677

                               48     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                               2000       $10.000       $7.861     1,090,403
                                                               2001        $7.861       $6.406     1,004,407
                                                               2002        $6.406       $4.371       923,651
                                                               2003        $4.371       $5.320       670,836
                                                               2004        $5.320       $5.686       557,743
                                                               2005        $5.686       $6.443       503,519
                                                               2006        $6.443       $6.316       516,685
                                                               2007        $6.316       $7.079       368,977
                                                               2008        $7.079       $4.203       241,698
                                                               2009        $4.203       $5.685       207,861
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.713        73,220
                                                               2005       $10.713      $10.920        29,053
                                                               2006       $10.920      $11.783        37,421
                                                               2007       $11.783      $11.940        45,179
                                                               2008       $11.940       $9.026        40,584
                                                               2009        $9.026      $12.707        37,505
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.259       109,912
                                                               2005       $11.259      $11.286       293,020
                                                               2006       $11.286      $13.166       450,069
                                                               2007       $13.166      $13.477       470,818
                                                               2008       $13.477       $9.353       417,122
                                                               2009        $9.353      $12.512       389,547
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.352        57,973
                                                               2006       $11.352      $13.102       140,299
                                                               2007       $13.102      $12.617        84,460
                                                               2008       $12.617       $8.338        80,825
                                                               2009        $8.338      $10.625        74,140
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.970        40,237
                                                               2005       $10.970      $11.965       200,311
                                                               2006       $11.965      $13.975       243,334
                                                               2007       $13.975      $14.266       222,495
                                                               2008       $14.266       $8.852       175,485
                                                               2009        $8.852      $11.008       174,463
-------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.538        56,465
                                                               2005       $11.538      $12.541       218,833
                                                               2006       $12.541      $15.027       264,220
                                                               2007       $15.027      $17.116       241,130
                                                               2008       $17.116      $10.068       206,986
                                                               2009       $10.068      $13.612       194,711

                               49     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2000       $10.000      $10.800      294,258
                                                   2001       $10.800       $9.973      357,566
                                                   2002        $9.973       $7.971      337,171
                                                   2003        $7.971      $10.018      356,652
                                                   2004       $10.018      $10.982      281,169
                                                   2005       $10.982      $11.401      185,642
                                                   2006       $11.401      $13.039      157,795
                                                   2007       $13.039      $12.086      118,737
                                                   2008       $12.086       $7.310       71,743
                                                   2009        $7.310       $9.362       64,896
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2000       $10.000       $9.083      577,155
                                                   2001        $9.083       $7.114      662,362
                                                   2002        $7.114       $5.778      594,387
                                                   2003        $5.778       $7.327      619,117
                                                   2004        $7.327       $8.400      469,236
                                                   2005        $8.400       $9.298      427,528
                                                   2006        $9.298      $11.717      421,805
                                                   2007       $11.717      $12.526      339,799
                                                   2008       $12.526       $6.926      244,382
                                                   2009        $6.926       $8.517      202,446
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.308      198,217
                                                   2003        $7.308      $10.789      180,269
                                                   2004       $10.789      $13.435      144,803
                                                   2005       $13.435      $14.188       96,506
                                                   2006       $14.188      $16.419       68,930
                                                   2007       $16.419      $14.137       45,234
                                                   2008       $14.137       $8.457       39,650
                                                   2009        $8.457      $10.975       31,406
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2000       $10.000       $8.125      594,706
                                                   2001        $8.125       $6.219      647,820
                                                   2002        $6.219       $4.508      801,112
                                                   2003        $4.508       $5.555      457,530
                                                   2004        $5.555       $5.757      381,566
                                                   2005        $5.757       $6.003      281,603
                                                   2006        $6.003       $6.245      192,384
                                                   2007        $6.245       $6.501      123,721
                                                   2008        $6.501       $4.038       89,897
                                                   2009        $4.038       $6.530       96,902

* The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                               50     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.129           0
                                                                 2001       $10.129       $7.098       1,652
                                                                 2002        $7.098       $5.382       1,817
                                                                 2003        $5.382       $6.647       2,091
                                                                 2004        $6.647       $7.340       2,005
                                                                 2005        $7.340       $8.857       1,314
                                                                 2006        $8.857       $9.359       1,139
                                                                 2007        $9.359      $10.970           0
                                                                 2008       $10.970       $5.496           0
                                                                 2009        $5.496       $9.125           0
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.495       3,475
                                                                 2001       $10.495       $9.745      41,334
                                                                 2002        $9.745       $7.828      55,944
                                                                 2003        $7.828       $9.808      62,454
                                                                 2004        $9.808      $10.422      30,254
                                                                 2005       $10.422      $10.783      26,322
                                                                 2006       $10.783      $11.737       9,654
                                                                 2007       $11.737      $11.983       5,851
                                                                 2008       $11.983       $7.472       5,782
                                                                 2009        $7.472       $9.100       5,754
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.128           0
                                                                 2001       $10.128       $9.745      69,035
                                                                 2002        $9.745       $5.600      82,007
                                                                 2003        $5.600       $6.737      85,882
                                                                 2004        $6.737       $7.336      49,330
                                                                 2005        $7.336       $8.493      46,632
                                                                 2006        $8.493       $8.669      23,798
                                                                 2007        $8.669      $10.151       9,615
                                                                 2008       $10.151       $5.209       3,698
                                                                 2009        $5.209       $8.742       2,913
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.401           0
                                                                 2001       $10.401       $8.378      25,476
                                                                 2002        $8.378       $6.455      33,850
                                                                 2003        $6.455       $8.160      33,441
                                                                 2004        $8.160       $9.013      19,099
                                                                 2005        $9.013       $9.598      17,253
                                                                 2006        $9.598      $12.244       9,856
                                                                 2007       $12.244      $13.865       6,427
                                                                 2008       $13.865       $7.783       2,393
                                                                 2009        $7.783       $9.739       2,377

                               51     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                                  2000       $10.000       $9.869           0
                                                                  2001        $9.869       $7.411       5,126
                                                                  2002        $7.411       $5.749       8,431
                                                                  2003        $5.749       $7.386       7,075
                                                                  2004        $7.386       $8.143       6,273
                                                                  2005        $8.143       $8.521       5,603
                                                                  2006        $8.521       $9.897       4,414
                                                                  2007        $9.897      $11.352       1,869
                                                                  2008       $11.352       $6.246       1,812
                                                                  2009        $6.246       $5.962           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.319           0
                                                                  2001       $10.319       $9.476      18,699
                                                                  2002        $9.476       $8.121      27,267
                                                                  2003        $8.121      $10.509      33,076
                                                                  2004       $10.509      $11.833      26,554
                                                                  2005       $11.833      $12.328      23,800
                                                                  2006       $12.328      $14.729       8,567
                                                                  2007       $14.729      $15.442       7,297
                                                                  2008       $15.442       $8.935       4,180
                                                                  2009        $8.935      $10.193       4,153
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS X
                                                                  2000       $10.000       $9.542          98
                                                                  2001        $9.542       $6.192         204
                                                                  2002        $6.192       $5.633       1,853
                                                                  2003        $5.633       $7.050       2,331
                                                                  2004        $7.050       $7.586       1,648
                                                                  2005        $7.586       $7.595       1,648
                                                                  2006        $7.595       $8.133       1,648
                                                                  2007        $8.133       $8.299       1,647
                                                                  2008        $8.299       $6.250           0
                                                                  2009        $6.250       $8.852           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.277           0
                                                                  2001       $10.277      $10.483           0
                                                                  2002       $10.483       $9.318         936
                                                                  2003        $9.318      $11.032       8,277
                                                                  2004       $11.032      $11.993       7,491
                                                                  2005       $11.993      $12.568       9,338
                                                                  2006       $12.568      $14.063       3,376
                                                                  2007       $14.063      $14.218       3,410
                                                                  2008       $14.218      $10.267       1,152
                                                                  2009       $10.267      $12.590       1,153

                               52     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2000       $10.000      $10.017       2,755
                                                            2001       $10.017      $10.751      13,344
                                                            2002       $10.751      $11.114      18,094
                                                            2003       $11.114      $11.808      19,180
                                                            2004       $11.808      $12.173      22,351
                                                            2005       $12.173      $12.324      21,235
                                                            2006       $12.324      $12.762       9,848
                                                            2007       $12.762      $13.250       7,148
                                                            2008       $13.250      $11.823       4,674
                                                            2009       $11.823      $14.198       4,224
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2000       $10.000      $10.007           0
                                                            2001       $10.007      $10.461       9,043
                                                            2002       $10.461      $10.664      30,423
                                                            2003       $10.664      $10.681       8,647
                                                            2004       $10.681      $10.613         474
                                                            2005       $10.613      $10.592           0
                                                            2006       $10.592      $10.822           0
                                                            2007       $10.822      $10.914           0
                                                            2008       $10.914       $9.098           0
                                                            2009        $9.098       $9.427           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                            2000       $10.000      $10.017           0
                                                            2001       $10.017      $10.194           0
                                                            2002       $10.194      $10.121       7,283
                                                            2003       $10.121       $9.982      10,899
                                                            2004        $9.982       $9.864       5,213
                                                            2005        $9.864       $9.934       4,581
                                                            2006        $9.934      $10.182       2,596
                                                            2007       $10.182      $10.467       1,857
                                                            2008       $10.467      $10.505       1,799
                                                            2009       $10.505      $10.295       2,060
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS X
                                                            2000       $10.000       $9.978           0
                                                            2001        $9.978       $8.578       4,348
                                                            2002        $8.578       $6.514      10,101
                                                            2003        $6.514       $8.159       7,819
                                                            2004        $8.159       $8.841       6,666
                                                            2005        $8.841       $9.064       5,253
                                                            2006        $9.064      $10.262       3,694
                                                            2007       $10.262      $10.578       1,997
                                                            2008       $10.578       $6.522       1,269
                                                            2009        $6.522       $8.072       1,186

                               53     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.071       3,347
                                                                  2001       $10.071       $8.861       5,682
                                                                  2002        $8.861       $7.822       3,623
                                                                  2003        $7.822       $9.675      11,837
                                                                  2004        $9.675      $10.462      11,558
                                                                  2005       $10.462      $11.104      10,797
                                                                  2006       $11.104      $12.512         576
                                                                  2007       $12.512      $13.315       1,211
                                                                  2008       $13.315       $9.916       1,054
                                                                  2009        $9.916      $11.633       1,021
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.139       6,315
                                                                  2001       $10.139       $7.374       3,081
                                                                  2002        $7.374       $5.573       1,656
                                                                  2003        $5.573       $6.406       2,634
                                                                  2004        $6.406       $7.573         571
                                                                  2005        $7.573       $8.505       3,652
                                                                  2006        $8.505      $10.026       3,254
                                                                  2007       $10.026      $11.818       2,505
                                                                  2008       $11.818       $7.726         630
                                                                  2009        $7.726       $9.027           0
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                                  2000       $10.000       $9.538           0
                                                                  2001        $9.538       $8.736       7,015
                                                                  2002        $8.736       $7.797      10,972
                                                                  2003        $7.797      $11.433      15,738
                                                                  2004       $11.433      $13.790      14,257
                                                                  2005       $13.790      $18.086      13,231
                                                                  2006       $18.086      $24.302       4,291
                                                                  2007       $24.302      $33.436       2,783
                                                                  2008       $33.436      $14.208       2,002
                                                                  2009       $14.208      $23.642       1,859
----------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                                  2000       $10.000       $9.829           0
                                                                  2001        $9.829       $8.172       6,041
                                                                  2002        $8.172       $5.775       8,634
                                                                  2003        $5.775       $7.069       8,594
                                                                  2004        $7.069       $7.464       6,644
                                                                  2005        $7.464       $8.461       4,914
                                                                  2006        $8.461       $8.631       3,183
                                                                  2007        $8.631      $10.306       1,650
                                                                  2008       $10.306       $5.130       1,563
                                                                  2009        $5.130       $8.321       1,537

                               54     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                     Number of
                                                          Accumulation Accumulation    Units
                                             For the Year  Unit Value   Unit Value  Outstanding
                                                Ending    at Beginning    at End      at End
Sub-Accounts                                 December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                 2000       $10.000      $10.198           0
                                                 2001       $10.198       $8.062       4,891
                                                 2002        $8.062       $6.571       8,959
                                                 2003        $6.571       $8.202       7,729
                                                 2004        $8.202       $9.433       6,724
                                                 2005        $9.433      $10.265       5,050
                                                 2006       $10.265      $12.586       4,200
                                                 2007       $12.586      $14.128       2,196
                                                 2008       $14.128       $7.664       2,215
                                                 2009        $7.664       $9.951       2,130
-----------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                 2002       $10.000       $7.291       9,244
                                                 2003        $7.291      $10.127       9,732
                                                 2004       $10.127      $12.065       4,775
                                                 2005       $12.065      $13.897       4,568
                                                 2006       $13.897      $14.879         572
                                                 2007       $14.879      $17.879         639
                                                 2008       $17.879       $9.324         567
                                                 2009        $9.324      $14.402         549
-----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                 2000       $10.000      $10.319           0
                                                 2001       $10.319       $9.790       7,459
                                                 2002        $9.790       $6.903       9,315
                                                 2003        $6.903       $9.571      14,752
                                                 2004        $9.571      $10.745      14,091
                                                 2005       $10.745      $11.823      14,685
                                                 2006       $11.823      $13.981       6,105
                                                 2007       $13.981      $14.771       4,471
                                                 2008       $14.771       $8.496       2,499
                                                 2009        $8.496      $11.587       2,427
-----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                 2000       $10.000      $10.025           0
                                                 2001       $10.025      $10.786       4,991
                                                 2002       $10.786      $10.412       9,476
                                                 2003       $10.412      $14.124       6,979
                                                 2004       $14.124      $18.874       5,869
                                                 2005       $18.874      $21.646       5,673
                                                 2006       $21.646      $29.277       4,460
                                                 2007       $29.277      $23.784       3,927
                                                 2008       $23.784      $14.470       1,622
                                                 2009       $14.470      $18.195       1,705

                               55     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.095           0
                                                       2005       $11.095      $12.077           0
                                                       2006       $12.077      $12.415           0
                                                       2007       $12.415      $14.302           0
                                                       2008       $14.302       $7.449           0
                                                       2009        $7.449      $11.412           0
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                                       2002       $10.000       $8.029         359
                                                       2003        $8.029      $10.304       8,291
                                                       2004       $10.304      $11.887       8,941
                                                       2005       $11.887      $12.156      11,009
                                                       2006       $12.156      $13.849       4,818
                                                       2007       $13.849      $13.289       4,484
                                                       2008       $13.289       $8.375       1,654
                                                       2009        $8.375      $10.567       1,725
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2000       $10.000       $9.838           0
                                                       2001        $9.838       $6.601      17,319
                                                       2002        $6.601       $4.366      25,304
                                                       2003        $4.366       $5.448      24,193
                                                       2004        $5.448       $5.713      18,048
                                                       2005        $5.713       $6.041      16,689
                                                       2006        $6.041       $6.088       7,685
                                                       2007        $6.088       $6.975       2,765
                                                       2008        $6.975       $3.486       2,548
                                                       2009        $3.486       $5.671       2,459
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                       2000       $10.000       $9.895           0
                                                       2001        $9.895       $7.436      13,961
                                                       2002        $7.436       $5.510      25,054
                                                       2003        $5.510       $6.992      21,313
                                                       2004        $6.992       $7.304      19,669
                                                       2005        $7.304       $7.789      16,512
                                                       2006        $7.789       $8.112      15,014
                                                       2007        $8.112       $8.901       8,466
                                                       2008        $8.901       $5.015       6,872
                                                       2009        $5.015       $5.949       6,827
-----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                       2006       $10.000      $10.765       2,385
                                                       2007       $10.765      $11.399       1,323
                                                       2008       $11.399       $7.804       1,289
                                                       2009        $7.804       $9.810       1,180

                               56     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                2004       $10.000      $10.787           8
                                                                2005       $10.787      $11.372       2,367
                                                                2006       $11.372      $12.394       2,380
                                                                2007       $12.394      $13.301       2,187
                                                                2008       $13.301       $9.314           0
                                                                2009        $9.314      $11.882           0
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2000       $10.000       $9.927           0
                                                                2001        $9.927       $7.424       4,367
                                                                2002        $7.424       $5.217       6,161
                                                                2003        $5.217       $6.885       5,057
                                                                2004        $6.885       $7.726       4,213
                                                                2005        $7.726       $8.450       3,888
                                                                2006        $8.450       $8.176       3,081
                                                                2007        $8.176       $9.024       2,186
                                                                2008        $9.024       $5.075       2,042
                                                                2009        $5.075       $6.606       2,007
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2000       $10.000      $10.359           0
                                                                2001       $10.359      $10.162       5,013
                                                                2002       $10.162       $7.739       7,042
                                                                2003        $7.739      $10.022      12,771
                                                                2004       $10.022      $10.920      13,421
                                                                2005       $10.920      $11.191      12,715
                                                                2006       $11.191      $12.827       5,038
                                                                2007       $12.827      $13.176       3,662
                                                                2008       $13.176       $7.655       2,527
                                                                2009        $7.655       $9.026       2,559
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2000       $10.000       $9.807           0
                                                                2001        $9.807       $7.935       5,423
                                                                2002        $7.935       $5.376       5,914
                                                                2003        $5.376       $6.498       4,757
                                                                2004        $6.498       $6.897       4,215
                                                                2005        $6.897       $7.761       7,717
                                                                2006        $7.761       $7.555       6,070
                                                                2007        $7.555       $8.408       4,796
                                                                2008        $8.408       $4.957       1,295
                                                                2009        $4.957       $6.659       1,192
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.662           0
                                                                2005       $10.662      $10.791           0
                                                                2006       $10.791      $11.562           0
                                                                2007       $11.562      $11.634           0
                                                                2008       $11.634       $8.733           0
                                                                2009        $8.733      $12.209           0

                               57     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.205           0
                                                             2005       $11.205      $11.157          77
                                                             2006       $11.157      $12.926         321
                                                             2007       $12.926      $13.138         729
                                                             2008       $13.138       $9.054         620
                                                             2009        $9.054      $12.027         552
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.298       2,383
                                                             2006       $11.298      $12.950       2,715
                                                             2007       $12.950      $12.383       2,651
                                                             2008       $12.383       $8.126         273
                                                             2009        $8.126      $10.282         276
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.917          20
                                                             2005       $10.917      $11.825         788
                                                             2006       $11.825      $13.715         760
                                                             2007       $13.715      $13.903         328
                                                             2008       $13.903       $8.566         353
                                                             2009        $8.566      $10.578         342
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.483          20
                                                             2005       $11.483      $12.394       2,859
                                                             2006       $12.394      $14.747       2,821
                                                             2007       $14.747      $16.679       2,105
                                                             2008       $16.679       $9.742         289
                                                             2009        $9.742      $13.080         286
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                             2000       $10.000      $10.225           0
                                                             2001       $10.225       $9.375       3,587
                                                             2002        $9.375       $7.441       5,340
                                                             2003        $7.441       $9.286      11,842
                                                             2004        $9.286      $10.109      12,033
                                                             2005       $10.109      $10.422      11,947
                                                             2006       $10.422      $11.836       2,918
                                                             2007       $11.836      $10.894       2,193
                                                             2008       $10.894       $6.543       2,353
                                                             2009        $6.543       $8.321       2,298
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                             2000       $10.000      $10.316           0
                                                             2001       $10.316       $8.022       4,133
                                                             2002        $8.022       $6.470       7,113
                                                             2003        $6.470       $8.147       7,249
                                                             2004        $8.147       $9.275       4,937
                                                             2005        $9.275      $10.195       4,319
                                                             2006       $10.195      $12.758       2,526
                                                             2007       $12.758      $13.543       1,700
                                                             2008       $13.543       $7.437       1,704
                                                             2009        $7.437       $9.080       2,211

                               58     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95

                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                              2002       $10.000       $7.274         158
                                              2003        $7.274      $10.664         315
                                              2004       $10.664      $13.187         271
                                              2005       $13.187      $13.828           0
                                              2006       $13.828      $15.892           0
                                              2007       $15.892      $13.587           0
                                              2008       $13.587       $8.072           0
                                              2009        $8.072      $10.401           0
--------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                              2000       $10.000       $9.817           0
                                              2001        $9.817       $7.522       4,086
                                              2002        $7.522       $5.414       7,096
                                              2003        $5.414       $6.625       6,303
                                              2004        $6.625       $6.817       5,753
                                              2005        $6.817       $7.060       4,821
                                              2006        $7.060       $7.293       3,192
                                              2007        $7.293       $7.538       2,508
                                              2008        $7.538       $4.650       2,481
                                              2009        $4.650       $7.467       2,200

* Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above this table. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               59     PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals =                $0
       -----------------------------------------------------------------
       In-Force Premium =                 $100,000 ($100,000 + $0 -$0)
       -----------------------------------------------------------------
       Death Benefit Earnings =           $25,000 ($125,000 - $100,000)
       -----------------------------------------------------------------
       Enhanced Earnings Death Benefit =     40% X $25,000 = $10,000
       -----------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

      Excess of Earnings Withdrawals =      $5,000 ($10,000 - $5,000)
      --------------------------------------------------------------------
      In-Force Premium =                 $95,000 ($100,000 + $0 - $5,000)
      --------------------------------------------------------------------
      Death Benefit Earnings =             $19,000 ($114,000 - $95,000)
      --------------------------------------------------------------------
      Enhanced Earnings Death Benefit =       40%X $19,000 = $7,600
      --------------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

  Excess of Earnings Withdrawals =         $30,000 ($50,000 - $20,000)
  ---------------------------------------------------------------------------
  In-Force Premium =                 $120,000 ($110,000 + $40,000 - $30,000)
  ---------------------------------------------------------------------------
  Death Benefit Earnings =                $20,000 ($140,000 - $120,000)
  ---------------------------------------------------------------------------
  Enhanced Earnings Death Benefit =          25% of $20,000 = $5,000
  ---------------------------------------------------------------------------

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               60     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   -----------------------------------------
                   ADDITIONS, DELETIONS OR SUBSTITUTIONS
                    OF INVESTMENTS
                   -----------------------------------------
                   THE CONTRACT
                   -----------------------------------------
                      PURCHASES
                   -----------------------------------------
                      TAX-FREE EXCHANGES (1035
                      EXCHANGES, ROLLOVERS AND TRANSFERS)
                   -----------------------------------------
                      CALCULATION OF ACCUMULATION UNIT
                      VALUES
                   -----------------------------------------
                      CALCULATION OF VARIABLE INCOME
                      PAYMENTS
                   -----------------------------------------
                   GENERAL MATTERS
                   -----------------------------------------
                      INCONTESTABILITY
                   -----------------------------------------
                    ----------------------------------------
                       SETTLEMENTS
                    ----------------------------------------
                       SAFEKEEPING OF THE VARIABLE
                       ACCOUNT'S ASSETS
                    ----------------------------------------
                       PREMIUM TAXES
                    ----------------------------------------
                       TAX RESERVES
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A - ACCUMULATION UNIT VALUES
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               61     PROSPECTUS

40137

[LOGO]

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584
                                                   PROSPECTUS DATED MAY 1, 2010
--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 39 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("FUNDS"):

 MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (INVESCO
   SERIES (CLASS Y SHARES)                VARIABLE INSURANCE FUNDS) (SERIES I
                                          SHARES)
 THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. (CLASS I SHARES)                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                          SERIES FUND, INC. (CLASS B SHARES)
 VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I AND CLASS II SHARES)        FRANKLIN TEMPLETON VARIABLE INSURANCE
                                          PRODUCTS TRUST (CLASS 2 SHARES)

                                        PUTNAM VARIABLE TRUST (CLASS IB
                                          SHARES)

WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 60 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.

--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Access To Your Money                                 20
          -----------------------------------------------------------
             Income Payments                                      21
          -----------------------------------------------------------
             Death Benefits                                       23
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information:                                    28
          -----------------------------------------------------------
               Allstate Life                                      28
          -----------------------------------------------------------
               The Variable Account                               28
          -----------------------------------------------------------
               The Portfolios                                     28
          -----------------------------------------------------------
               The Contract                                       29
          -----------------------------------------------------------
                Non-Qualified Annuities Held Within a
                 Qualified Plan                                   30
          -----------------------------------------------------------
               Legal Matters                                      30
          -----------------------------------------------------------
             Taxes                                                31
          -----------------------------------------------------------
          APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT PLUS                                           39
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   41
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   60
          -----------------------------------------------------------

                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                              9
               -------------------------------------------------
               Accumulation Unit Value                        9
               -------------------------------------------------
               Allstate Life ("We")                          28
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  4
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              24
               -------------------------------------------------
               Dollar Cost Averaging                         17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Earnings Death Benefit Plus Option   25
               -------------------------------------------------
               Excess of Earnings Withdrawals                26
               -------------------------------------------------

                                                             PAGE
              ---------------------------------------------------
              Fixed Account Options                           14
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   24
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              In-Force Premium                                25
              ---------------------------------------------------
              In-Force Earnings                               25
              ---------------------------------------------------
              Income Plans                                    20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Death Benefit Option                24
              ---------------------------------------------------
              Portfolios                                      28
              ---------------------------------------------------
              Qualified Contracts                             32
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                27
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the PERFORMANCE DEATH BENEFIT OPTION or
                            1.59% if you select the DEATH BENEFIT COMBINATION OPTION, or 1.65% if you select the INCOME BENEFIT COMBINATION OPTION 2 or 1.85% if you
                            select the INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                         If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or
                            0.35% (depending on the age of the oldest Contract owner (or
                            Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider
                            Application Date"))

                         Annual contract maintenance charge of $35 (waived in certain cases)

                         Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                            withdrawn (with certain exceptions)

                         Transfer fee of $25 after the 12th transfer in any CONTRACT YEAR (fee currently waived)

                         State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 39 investment alternatives including:

                         3 Fixed Account Options (which credit interest at rates we guarantee)

                         36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                             Morgan Stanley Investment Advisors Inc.

                             Morgan Stanley Investment Management, Inc. (1)

                             Van Kampen Asset Management

                             Invesco Advisers, Inc.

                             AllianceBernstein L.P.

                             Franklin Advisers, Inc.

                             Franklin Mutual Advisers, LLC

                             Putnam Investment Management, LLC

                             Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at
                         1-800-457-7617.

                         (1)Morgan Stanley Investment Management, Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van
                            Kampen.

                               4     PROSPECTUS

------------------------------------------------------------------------------------------------------
SPECIAL SERVICES  For your convenience, we offer these special services:

                  AUTOMATIC ADDITIONS PROGRAM

                  AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                  DOLLAR COST AVERAGING PROGRAM

                  SYSTEMATIC WITHDRAWAL PROGRAM
------------------------------------------------------------------------------------------------------
INCOME PAYMENTS   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  life income with payments guaranteed for 120 months

                  joint and survivor life income with guaranteed payments

                  guaranteed payments for a specified period
------------------------------------------------------------------------------------------------------
DEATH BENEFITS    If you die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer death benefit options.
------------------------------------------------------------------------------------------------------
TRANSFERS         Before the Payout Start Date, you may transfer your Contract value ("CONTRACT
                  VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                  Guarantee Period must be at least $500.

                  We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "CONTRACT YEAR,"
                  which we measure from the date we issue your Contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
------------------------------------------------------------------------------------------------------
WITHDRAWALS       You may withdraw some or all of your Contract Value at any time during the
                  Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
------------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------


The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
---------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%   0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                            $35.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25***
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.60%               0.10%               1.70%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.73%               0.10%               1.83%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.84%               0.10%               1.94%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.90%               0.10%               2.00%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             2.10%               0.10%               2.20%
---------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.53%   2.00%
  ----------------------------------------------------------------------------

(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.

EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $881  $1,553  $2,159   $3,930
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $738  $1,128  $1,459   $2,580
---------------------------------------------------------------------------------

EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $371  $1,128  $1,904   $3,930
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $228  $  703  $1,204   $2,580
---------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information.
To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in

                               10     PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB- ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.


                               11     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y/(1)/                 income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             MORGAN STANLEY INVESTMENT
 Portfolio - Class Y                      investments                                            ADVISORS INC.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y/(1)/          income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class Y/(1)/                           diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y/(1)/                 growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y/(1)/                 to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I    Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
---------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I                                  in growth-oriented equity securities of issuers in
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily   MORGAN STANLEY INVESTMENT
 Class I                                  in equity securities of non-U.S. issuers domiciled in  MANAGEMENT, INC./(2)/
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I/(1)/                                   three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------

                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                 INVESTMENT ADVISOR:
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
-----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in      VAN KAMPEN ASSET
 Class II/(1)/                            equity securities, including common stocks,          MANAGEMENT
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(1)(4)/
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II/(1)(4) /
-----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(3)/
-----------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.
Invesco V.I. Core Equity Fund - Series   Growth of capital
 I/(3)/
-----------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I/(3)/
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
-----------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.                                FRANKLIN ADVISERS, INC.
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal  FRANKLIN MUTUAL ADVISERS,
 Class 2                                                                                       LLC
-------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                             TEMPLETON INVESTMENT
 - Class 2                                                                                     COUNSEL, LLC
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                 PUTNAM INVESTMENT
 Class IB                                                                                      MANAGEMENT, LLC
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------


(1)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
  Portfolio - Class Y                    Series II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
  Growth Portfolio - Class Y             Fund - Series II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS High Yield          Invesco V.I. High Yield Securities
  Portfolio - Class Y                    Fund - Series II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Income Builder      Invesco V.I. Income Builder Fund -
  Portfolio - Class Y                    Series II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
  Portfolio - Class Y                    Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------

                               13     PROSPECTUS

 Van Kampen LIT Capital                 Invesco Van Kampen V.I. Capital
  Growth Portfolio - Class I             Growth Fund - Series I
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)Effective April 30, 2010, the following Portfolios changed their names:

                 PREVIOUS NAME                  NEW NAME
           ---------------------------------------------------------
           AIM V.I. Capital           Invesco V.I. Capital
            Appreciation Fund          Appreciation Fund
           ---------------------------------------------------------
           AIM V.I. Core Equity Fund  Invesco V.I. Core Equity Fund
           ---------------------------------------------------------
           AIM V.I. Mid Cap Core      Invesco V.I. Mid Cap Core
            Equity Fund                Equity Fund

(4)The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth Portfolio, Class I.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you

                               14     PROSPECTUS
within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt

                               15     PROSPECTUS
management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

                               16     PROSPECTUS

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the

                               17     PROSPECTUS
   next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

                               18     PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

                               19     PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

                               20     PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

..   the Annuitant's 99th Birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2

                               21     PROSPECTUS
you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

                               22     PROSPECTUS

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in

                               23     PROSPECTUS
connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will

                               24     PROSPECTUS
recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

                               25     PROSPECTUS

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

                               26     PROSPECTUS

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

                               27     PROSPECTUS

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MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote

                               28     PROSPECTUS
shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. Incorporated for selling the Contracts. We may pay to Morgan Stanley & Co. Incorporated up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. Incorporated for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. Incorporated an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. Incorporated in accordance with Morgan Stanley & Co. Incorporated's practices.

We also make additional payments to Morgan Stanley & Co. Incorporated for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with

                               29     PROSPECTUS

MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

                               30     PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE
LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment

                               31     PROSPECTUS
control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued,

                               32     PROSPECTUS
we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge)

                               33     PROSPECTUS
of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a

                               34     PROSPECTUS

Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified

                               35     PROSPECTUS

Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled

                               36     PROSPECTUS
over" on a tax- deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after

                               37     PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               38     PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $125,000.00
-----------------------------------------------------------------------------------
(B) Total Purchase Payments                                             $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $      0.00
-----------------------------------------------------------------------------------
(D) In-Force Premium:                            (D) = (B) - (C)        $100,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 25,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $100,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $ 12,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $105,000.00
----------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                       $100,000.00
----------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                          $      0.00
----------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                              $100,000.00
----------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)              $  5,000.00
----------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                             $ 10,000.00
----------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $  5,000.00
----------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $  5,000.00
----------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $114,000.00
-----------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                               $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $  5,000.00
-----------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $ 95,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 19,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $ 95,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  9,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               39     PROSPECTUS

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $130,000.00
---------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                                 $110,000.00
---------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                         $      0.00
---------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                             $110,000.00
---------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)             $ 20,000.00
---------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                            $ 50,000.00
---------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $ 30,000.00
---------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $ 30,000.00
---------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                         $140,000.00
-------------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                              $110,000.00
-------------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                   $ 30,000.00
-------------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                            $ 40,000.00
-------------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                               $120,000.00
-------------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                               (F) = (A) - (E)        $ 20,000.00
-------------------------------------------------------------------------------------------------------
(G) Cap:                                                             (G) = 50% X (E)        $ 60,000.00
-------------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                      (H) = MIN [25% X (F); (G)]  $  5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               40     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Van Kampen LIT Capital Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:

  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -   Invesco V.I. Capital Appreciation
 Series I                               Fund - Series I
 AIM V.I. Core Equity Fund - Series I   Invesco V.I. Core Equity Fund -
                                        Series I
 AIM V.I. Mid Cap Core Equity Fund -    Invesco V.I. Mid Cap Core Equity Fund
 Series I                               - Series I
 -----------------------------------------------------------------------------

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                          Number of
                               Accumulation Accumulation    Units
                  For the Year  Unit Value   Unit Value  Outstanding
                     Ending    at Beginning    at End      at End
                  December 31   of Period    of Period    of Period
             -------------------------------------------------------
             MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                      2000       $10.000       $9.677      198,351
                      2001        $9.677       $6.815      316,721
                      2002        $6.815       $5.188      283,883
                      2003        $5.188       $6.438      272,336
                      2004        $6.438       $7.144      234,755
                      2005        $7.144       $8.650      227,739
                      2006        $8.650       $9.186      204,772
                      2007        $9.186      $10.819      162,276
                      2008       $10.819       $5.444      107,805
                      2009        $5.444       $9.080       87,543

                               41     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                           2000       $10.000      $10.683       251,851
                                                           2001       $10.683       $9.968     1,048,759
                                                           2002        $9.968       $8.041     1,067,569
                                                           2003        $8.041      $10.116     1,139,957
                                                           2004       $10.116      $10.800       990,965
                                                           2005       $10.800      $11.226       811,829
                                                           2006       $11.226      $12.276       688,174
                                                           2007       $12.276      $12.582       528,128
                                                           2008       $12.582       $7.888       355,823
                                                           2009        $7.888       $9.645       299,197
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                           2000       $10.000       $9.528       675,279
                                                           2001        $9.528       $6.855     1,600,336
                                                           2002        $6.855       $5.312     1,731,827
                                                           2003        $5.312       $6.423     1,648,842
                                                           2004        $6.423       $7.025     1,202,257
                                                           2005        $7.025       $8.172     1,050,552
                                                           2006        $8.172       $8.379       827,076
                                                           2007        $8.379       $9.856       654,237
                                                           2008        $9.856       $5.081       419,421
                                                           2009        $5.081       $8.564       326,439
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                           2000       $10.000       $9.190       244,691
                                                           2001        $9.190       $7.442       511,559
                                                           2002        $7.442       $5.761       356,625
                                                           2003        $5.761       $7.316       309,363
                                                           2004        $7.316       $8.118       272,927
                                                           2005        $8.118       $8.679       234,229
                                                           2006        $8.679      $11.121       211,820
                                                           2007       $11.121      $12.655       135,423
                                                           2008       $12.655       $7.136       105,002
                                                           2009        $7.136       $8.970        81,962
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                           2000       $10.000       $8.414        83,033
                                                           2001        $8.414       $6.347       111,943
                                                           2002        $6.347       $4.950       109,629
                                                           2003        $4.950       $6.386       102,666
                                                           2004        $6.386       $7.074        86,414
                                                           2005        $7.074       $7.429        81,526
                                                           2006        $7.429       $8.675        73,406
                                                           2007        $8.675       $9.986        69,193
                                                           2008        $9.986       $5.521        51,624
                                                           2009        $5.521       $5.278             0


                               42     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                          2000       $10.000       $9.931        33,924
                                                          2001        $9.931       $9.166       100,886
                                                          2002        $9.166       $7.893       218,644
                                                          2003        $7.893      $10.251       269,243
                                                          2004       $10.251      $11.595       283,766
                                                          2005       $11.595      $12.146       253,561
                                                          2006       $12.146      $14.572       264,127
                                                          2007       $14.572      $15.349       192,603
                                                          2008       $15.349       $8.921       127,411
                                                          2009        $8.921      $10.220       115,611
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                          2000       $10.000       $6.944        33,813
                                                          2001        $6.944       $4.527       224,510
                                                          2002        $4.527       $4.138       353,006
                                                          2003        $4.138       $5.202       391,579
                                                          2004        $5.202       $5.623       320,319
                                                          2005        $5.623       $5.654       239,792
                                                          2006        $5.654       $6.081       169,994
                                                          2007        $6.081       $6.233       125,010
                                                          2008        $6.233       $4.723        69,806
                                                          2009        $4.723       $6.723        62,495
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                          2000       $10.000      $10.030        27,433
                                                          2001       $10.030      $10.103       103,772
                                                          2002       $10.103       $9.174       178,947
                                                          2003        $9.174      $10.907       220,708
                                                          2004       $10.907      $11.915       220,046
                                                          2005       $11.915      $12.544       198,756
                                                          2006       $12.544      $14.104       180,290
                                                          2007       $14.104      $14.312       132,123
                                                          2008       $14.312      $10.386        70,981
                                                          2009       $10.386      $12.798        64,353
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                          2000       $10.000      $10.748       176,424
                                                          2001       $10.748      $11.593       967,824
                                                          2002       $11.593      $12.039     1,319,879
                                                          2003       $12.039      $12.838     1,348,933
                                                          2004       $12.838      $13.309     1,129,562
                                                          2005       $13.309      $13.535     1,005,575
                                                          2006       $13.535      $14.067       811,450
                                                          2007       $14.067      $14.672       699,813
                                                          2008       $14.672      $13.157       552,949
                                                          2009       $13.157      $15.874       488,036


                               43     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                         2000       $10.000      $10.303        22,608
                                                         2001       $10.303      $10.824       196,418
                                                         2002       $10.824      $11.085       713,418
                                                         2003       $11.085      $11.153       772,405
                                                         2004       $11.153      $11.132       662,808
                                                         2005       $11.132      $11.149       573,784
                                                         2006       $11.149      $11.443       498,856
                                                         2007       $11.443      $11.605       363,337
                                                         2008       $11.605       $9.707       216,564
                                                         2009        $9.707      $10.109       182,224
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                         2000       $10.000      $10.262       272,169
                                                         2001       $10.262      $10.492     1,063,770
                                                         2002       $10.492      $10.464     1,408,669
                                                         2003       $10.464      $10.367       905,962
                                                         2004       $10.367      $10.291       604,071
                                                         2005       $10.291      $10.410       520,195
                                                         2006       $10.410      $10.718       473,348
                                                         2007       $10.718      $11.067       389,279
                                                         2008       $11.067      $11.158       379,606
                                                         2009       $11.158      $11.010       312,423
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                         2000       $10.000       $8.959       301,630
                                                         2001        $8.959       $7.731       975,139
                                                         2002        $7.731       $5.898     1,267,235
                                                         2003        $5.898       $7.421     1,514,029
                                                         2004        $7.421       $8.075     1,558,007
                                                         2005        $8.075       $8.321     1,419,666
                                                         2006        $8.321       $9.458     1,199,301
                                                         2007        $9.458       $9.798       858,655
                                                         2008        $9.798       $6.064       665,953
                                                         2009        $6.064       $7.542       571,312
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                         2000       $10.000       $9.922       426,068
                                                         2001        $9.922       $8.770     1,061,403
                                                         2002        $8.770       $7.777       963,286
                                                         2003        $7.777       $9.659       932,750
                                                         2004        $9.659      $10.494       783,532
                                                         2005       $10.494      $11.188       610,562
                                                         2006       $11.188      $12.667       483,042
                                                         2007       $12.667      $13.542       344,448
                                                         2008       $13.542      $10.127       262,329
                                                         2009       $10.127      $11.933       246,537


                               44     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                               Number of
                                                    Accumulation Accumulation    Units
                                       For the Year  Unit Value   Unit Value  Outstanding
                                          Ending    at Beginning    at End      at End
                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                           2000       $10.000      $10.130      337,753
                                           2001       $10.130       $7.396      773,382
                                           2002        $7.396       $5.613      539,074
                                           2003        $5.613       $6.489      462,973
                                           2004        $6.489       $7.700      390,011
                                           2005        $7.700       $8.687      355,076
                                           2006        $8.687      $10.288      290,239
                                           2007       $10.288      $12.183      213,254
                                           2008       $12.183       $8.000      155,752
                                           2009        $8.000       $9.379      141,765
-----------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                           2000       $10.000       $6.386       61,310
                                           2001        $6.386       $5.891       73,439
                                           2002        $5.891       $5.295      117,274
                                           2003        $5.295       $7.819      128,637
                                           2004        $7.819       $9.497      112,553
                                           2005        $9.497      $12.542      110,994
                                           2006       $12.542      $16.971       90,909
                                           2007       $16.971      $23.514       63,180
                                           2008       $23.514      $10.062       47,253
                                           2009       $10.062      $16.861       36,755
-----------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                           2000       $10.000       $8.335      182,173
                                           2001        $8.335       $6.980      206,607
                                           2002        $6.980       $4.968      217,248
                                           2003        $4.968       $6.123      207,602
                                           2004        $6.123       $6.510      200,709
                                           2005        $6.510       $7.432      152,389
                                           2006        $7.432       $7.634      180,242
                                           2007        $7.634       $9.181      145,613
                                           2008        $9.181       $4.602       82,608
                                           2009        $4.602       $7.517       63,529
-----------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                           2000       $10.000       $9.054       41,665
                                           2001        $9.054       $7.209       75,869
                                           2002        $7.209       $5.916       98,575
                                           2003        $5.916       $7.437      120,003
                                           2004        $7.437       $8.613      129,973
                                           2005        $8.613       $9.439      128,034
                                           2006        $9.439      $11.653      126,493
                                           2007       $11.653      $13.173      107,935
                                           2008       $13.173       $7.197       73,228
                                           2009        $7.197       $9.410       58,230


                               45     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                             2002       $10.000       $7.326       22,083
                                             2003        $7.326      $10.246       69,239
                                             2004       $10.246      $12.292       79,478
                                             2005       $12.292      $14.258       75,045
                                             2006       $14.258      $15.373       84,049
                                             2007       $15.373      $18.603       54,578
                                             2008       $18.603       $9.770       32,323
                                             2009        $9.770      $15.197       24,694
-------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                             2000       $10.000      $10.231       54,051
                                             2001       $10.231       $9.775      274,260
                                             2002        $9.775       $6.942      557,452
                                             2003        $6.942       $9.691      543,989
                                             2004        $9.691      $10.957      541,279
                                             2005       $10.957      $12.141      463,148
                                             2006       $12.141      $14.458      389,524
                                             2007       $14.458      $15.382      271,927
                                             2008       $15.382       $8.910      187,046
                                             2009        $8.910      $12.236      137,737
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2000       $10.000      $11.503       20,901
                                             2001       $11.503      $12.465       83,055
                                             2002       $12.465      $12.117      150,580
                                             2003       $12.117      $16.552      156,443
                                             2004       $16.552      $22.274      137,651
                                             2005       $22.274      $25.724      121,936
                                             2006       $25.724      $35.036      105,373
                                             2007       $35.036      $28.663       76,408
                                             2008       $28.663      $17.562       49,233
                                             2009       $17.562      $22.239       42,744
-------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                             2004       $10.000      $11.148       28,289
                                             2005       $11.148      $12.221       34,063
                                             2006       $12.221      $12.651       35,502
                                             2007       $12.651      $14.677       30,778
                                             2008       $14.677       $7.698       18,419
                                             2009        $7.698      $11.877       24,982
-------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                             2002       $10.000       $8.054      586,029
                                             2003        $8.054      $10.391      781,942
                                             2004       $10.391      $12.038      849,641
                                             2005       $12.038      $12.366      874,617
                                             2006       $12.366      $14.158      795,608
                                             2007       $14.158      $13.642      563,059
                                             2008       $13.642       $8.640      380,976
                                             2009        $8.640      $10.946      268,137


                               46     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                             Number of
                                                  Accumulation Accumulation    Units
                                     For the Year  Unit Value   Unit Value  Outstanding
                                        Ending    at Beginning    at End      at End
                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                         2000       $10.000       $8.129      472,104
                                         2001        $8.129       $5.494      722,796
                                         2002        $5.494       $3.659      343,933
                                         2003        $3.659       $4.597      288,538
                                         2004        $4.597       $4.855      257,735
                                         2005        $4.855       $5.170      214,331
                                         2006        $5.170       $5.246      181,710
                                         2007        $5.246       $6.054      135,127
                                         2008        $6.054       $3.047      114,228
                                         2009        $3.047       $4.992       90,954
---------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                         2001       $10.000       $8.106      175,128
                                         2002        $8.106       $5.385      242,253
                                         2003        $5.385       $6.750      221,320
                                         2004        $6.750       $7.111      210,046
                                         2005        $7.111       $7.551      184,695
                                         2006        $7.551       $7.646      164,496
                                         2007        $7.646       $8.798      117,771
                                         2008        $8.798       $4.417       85,726
                                         2009        $4.417       $7.218       64,325
---------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                         2000       $10.000       $8.285       90,817
                                         2001        $8.285       $6.270      201,850
                                         2002        $6.270       $4.679      144,764
                                         2003        $4.679       $5.979      152,197
                                         2004        $5.979       $6.290      155,432
                                         2005        $6.290       $6.754      215,906
                                         2006        $6.754       $7.084      255,483
                                         2007        $7.084       $7.828      274,469
                                         2008        $7.828       $4.441      214,667
                                         2009        $4.441       $5.305      109,313
---------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                         2006       $10.000      $10.818      314,621
                                         2007       $10.818      $11.538      222,562
                                         2008       $11.538       $7.952      125,960
                                         2009        $7.952      $10.065      103,919
---------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                         2004       $10.000      $10.838        6,388
                                         2005       $10.838      $11.508       14,794
                                         2006       $11.508      $12.630       16,695
                                         2007       $12.630      $13.650       12,652
                                         2008       $13.650       $9.626       11,423
                                         2009        $9.626      $12.366       17,753


                               47     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                               2000       $10.000       $8.000      119,976
                                                               2001        $8.000       $6.026      269,657
                                                               2002        $6.026       $4.265      256,501
                                                               2003        $4.265       $5.667      264,050
                                                               2004        $5.667       $6.404      257,682
                                                               2005        $6.404       $7.053      225,528
                                                               2006        $7.053       $6.873      170,381
                                                               2007        $6.873       $7.639      107,566
                                                               2008        $7.639       $4.326       82,660
                                                               2009        $4.326       $5.671       70,907
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                               2000       $10.000      $10.242      102,708
                                                               2001       $10.242      $10.119      642,105
                                                               2002       $10.119       $7.761      826,573
                                                               2003        $7.761      $10.121      819,711
                                                               2004       $10.121      $11.106      771,745
                                                               2005       $11.106      $11.461      704,582
                                                               2006       $11.461      $13.228      574,562
                                                               2007       $13.228      $13.684      411,598
                                                               2008       $13.684       $8.006      317,530
                                                               2009        $8.006       $9.506      264,401
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                               2000       $10.000       $7.978      304,578
                                                               2001        $7.978       $6.501      358,857
                                                               2002        $6.501       $4.436      306,552
                                                               2003        $4.436       $5.399      286,209
                                                               2004        $5.399       $5.771      259,495
                                                               2005        $5.771       $6.539      260,704
                                                               2006        $6.539       $6.410      268,191
                                                               2007        $6.410       $7.185      175,058
                                                               2008        $7.185       $4.266      144,019
                                                               2009        $4.266       $5.770       98,942
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.713        1,181
                                                               2005       $10.713      $10.920       12,375
                                                               2006       $10.920      $11.782        8,082
                                                               2007       $11.782      $11.939        7,802
                                                               2008       $11.939       $9.025        8,635
                                                               2009        $9.025      $12.706       14,234
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.259       30,303
                                                               2005       $11.259      $11.286       72,954
                                                               2006       $11.286      $13.166      138,166
                                                               2007       $13.166      $13.477      136,424
                                                               2008       $13.477       $9.353      118,802
                                                               2009        $9.353      $12.512      109,928

                               48     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                2004       $10.000      $10.970        5,679
                                                2005       $10.970      $11.965       38,802
                                                2006       $11.965      $13.975       71,535
                                                2007       $13.975      $14.266       73,763
                                                2008       $14.266       $8.852       57,637
                                                2009        $8.852      $11.008       46,905
----------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                2004       $10.000      $11.538       17,573
                                                2005       $11.538      $12.541       53,868
                                                2006       $12.541      $15.027       63,797
                                                2007       $15.027      $17.116       68,905
                                                2008       $17.116      $10.068       46,145
                                                2009       $10.068      $13.612       31,224
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2000       $10.000      $10.564       73,374
                                                2001       $10.564       $9.755      366,952
                                                2002        $9.755       $7.797      285,561
                                                2003        $7.797       $9.799      355,263
                                                2004        $9.799      $10.741      327,179
                                                2005       $10.741      $11.152      285,586
                                                2006       $11.152      $12.753      206,667
                                                2007       $12.753      $11.822      155,345
                                                2008       $11.822       $7.150      120,078
                                                2009        $7.150       $9.157       88,313
----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                2000       $10.000       $9.016      187,566
                                                2001        $9.016       $7.061      474,491
                                                2002        $7.061       $5.735      573,617
                                                2003        $5.735       $7.272      537,358
                                                2004        $7.272       $8.337      464,986
                                                2005        $8.337       $9.229      440,036
                                                2006        $9.229      $11.629      444,760
                                                2007       $11.629      $12.432      258,927
                                                2008       $12.432       $6.875      204,944
                                                2009        $6.875       $8.453      166,075
----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                2002       $10.000       $7.308      257,805
                                                2003        $7.308      $10.789      278,343
                                                2004       $10.789      $13.435      260,878
                                                2005       $13.435      $14.188      253,085
                                                2006       $14.188      $16.419      216,399
                                                2007       $16.419      $14.137      112,304
                                                2008       $14.137       $8.457       81,294
                                                2009        $8.457      $10.975       51,223

                               49     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                         Number of
                              Accumulation Accumulation    Units
                 For the Year  Unit Value   Unit Value  Outstanding
                    Ending    at Beginning    at End      at End
                 December 31   of Period    of Period    of Period
             ------------------------------------------------------
             PUTNAM VT VOYAGER FUND--CLASS IB
                     2000       $10.000       $8.117      211,436
                     2001        $8.117       $6.213      340,965
                     2002        $6.213       $4.503      424,724
                     2003        $4.503       $5.549      410,372
                     2004        $5.549       $5.751      319,118
                     2005        $5.751       $5.997      286,756
                     2006        $5.997       $6.238      220,007
                     2007        $6.238       $6.494      174,855
                     2008        $6.494       $4.034      142,717
                     2009        $4.034       $6.523      116,435

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                               50     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.157        3,625
                                                           2002        $9.157       $6.912       34,442
                                                           2003        $6.912       $8.504       36,657
                                                           2004        $8.504       $9.356       21,802
                                                           2005        $9.356      $11.234       19,146
                                                           2006       $11.234      $11.829       18,704
                                                           2007       $11.829      $13.814       16,082
                                                           2008       $13.814       $6.891       11,969
                                                           2009        $6.891      $11.397       10,580
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.282       66,076
                                                           2002        $9.282       $7.424      151,394
                                                           2003        $7.424       $9.262      187,461
                                                           2004        $9.262       $9.804      182,934
                                                           2005        $9.804      $10.105      142,402
                                                           2006       $10.105      $10.956      132,871
                                                           2007       $10.956      $11.134      112,405
                                                           2008       $11.134       $6.921       81,169
                                                           2009        $6.921       $8.391       72,003
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.190       42,655
                                                           2002        $9.190       $7.061      134,909
                                                           2003        $7.061       $8.466      161,433
                                                           2004        $8.466       $9.181      150,953
                                                           2005        $9.181      $10.589      128,743
                                                           2006       $10.589      $10.765      117,118
                                                           2007       $10.765      $12.556       80,969
                                                           2008       $12.556       $6.417       63,633
                                                           2009        $6.417      $10.726       57,340
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.526        7,447
                                                           2002        $9.526       $7.312       49,709
                                                           2003        $7.312       $9.206       49,736
                                                           2004        $9.206      $10.130       50,739
                                                           2005       $10.130      $10.739       42,930
                                                           2006       $10.739      $13.644       41,036
                                                           2007       $13.644      $15.394       22,836
                                                           2008       $15.394       $8.607       19,192
                                                           2009        $8.607      $10.727       15,944

                               51     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2001       $10.000       $8.948       2,373
                                                            2002        $8.948       $6.920       7,000
                                                            2003        $6.920       $8.852       7,473
                                                            2004        $8.852       $9.723       6,162
                                                            2005        $9.723      $10.125       4,844
                                                            2006       $10.125      $11.723       4,835
                                                            2007       $11.723      $13.379       3,074
                                                            2008       $13.379       $7.334       2,581
                                                            2009        $7.334       $6.993           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.656      15,650
                                                            2002        $9.656       $8.244      55,252
                                                            2003        $8.244      $10.617      66,972
                                                            2004       $10.617      $11.907      69,173
                                                            2005       $11.907      $12.368      58,205
                                                            2006       $12.368      $14.714      52,241
                                                            2007       $14.714      $15.365      47,585
                                                            2008       $15.365       $8.855      35,478
                                                            2009        $8.855      $10.058      32,531
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                            2001       $10.000       $7.694      11,886
                                                            2002        $7.694       $6.973      28,418
                                                            2003        $6.973       $8.692      57,287
                                                            2004        $8.692       $9.316      26,938
                                                            2005        $9.316       $9.289      24,907
                                                            2006        $9.289       $9.906      20,594
                                                            2007        $9.906      $10.067      15,346
                                                            2008       $10.067       $7.564      12,676
                                                            2009        $7.564      $10.675      12,399
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.597      11,722
                                                            2002        $9.597       $8.641      38,298
                                                            2003        $8.641      $10.187      40,683
                                                            2004       $10.187      $11.034      37,223
                                                            2005       $11.034      $11.518      38,479
                                                            2006       $11.518      $12.841      32,246
                                                            2007       $12.841      $12.920      23,533
                                                            2008       $12.920       $9.297      16,857
                                                            2009        $9.297      $11.359      15,078

                               52     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.389       83,474
                                                            2002       $10.389      $10.698      208,916
                                                            2003       $10.698      $11.311      184,067
                                                            2004       $11.311      $11.627      120,227
                                                            2005       $11.627      $11.724       78,497
                                                            2006       $11.724      $12.082       80,658
                                                            2007       $12.082      $12.495       91,664
                                                            2008       $12.495      $11.109       43,056
                                                            2009       $11.109      $13.291       32,551
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.247       32,220
                                                            2002       $10.247      $10.406       82,074
                                                            2003       $10.406      $10.381       86,453
                                                            2004       $10.381      $10.274       76,730
                                                            2005       $10.274      $10.203       59,571
                                                            2006       $10.203      $10.383       56,300
                                                            2007       $10.383      $10.441       45,662
                                                            2008       $10.441       $8.659       35,293
                                                            2009        $8.659       $8.941       28,093
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.022       59,819
                                                            2002       $10.022       $9.911      142,108
                                                            2003        $9.911       $9.735      178,188
                                                            2004        $9.735       $9.582       41,556
                                                            2005        $9.582       $9.612       39,922
                                                            2006        $9.612       $9.813       43,346
                                                            2007        $9.813      $10.046       75,997
                                                            2008       $10.046      $10.043      111,558
                                                            2009       $10.043       $9.826       40,101
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.419       24,696
                                                            2002        $9.419       $7.125       96,995
                                                            2003        $7.125       $8.890      138,852
                                                            2004        $8.890       $9.591      140,324
                                                            2005        $9.591       $9.799      120,601
                                                            2006        $9.799      $11.045      100,807
                                                            2007       $11.045      $11.344       82,340
                                                            2008       $11.344       $6.961       70,217
                                                            2009        $6.961       $8.584       61,559


                               53     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                      2001       $10.000       $9.503      36,980
                                                      2002        $9.503       $8.356      85,975
                                                      2003        $8.356      $10.290      97,199
                                                      2004       $10.290      $11.085      82,276
                                                      2005       $11.085      $11.718      70,690
                                                      2006       $11.718      $13.155      63,990
                                                      2007       $13.155      $13.945      58,218
                                                      2008       $13.945      $10.340      58,894
                                                      2009       $10.340      $12.081      47,756
----------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                      2001       $10.000       $8.283      17,626
                                                      2002        $8.283       $6.232      31,085
                                                      2003        $6.232       $7.144      41,878
                                                      2004        $7.144       $8.406      40,647
                                                      2005        $8.406       $9.403      36,244
                                                      2006        $9.403      $11.042      31,667
                                                      2007       $11.042      $12.965      29,383
                                                      2008       $12.965       $8.441      17,297
                                                      2009        $8.441       $9.812      14,626
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.736       3,571
                                                      2002        $9.736       $8.676       6,324
                                                      2003        $8.676      $12.703       4,688
                                                      2004       $12.703      $15.299       6,847
                                                      2005       $15.299      $20.035      11,855
                                                      2006       $20.035      $26.880       9,024
                                                      2007       $26.880      $36.928       7,939
                                                      2008       $36.928      $15.668       6,887
                                                      2009       $15.668      $26.033       6,676
----------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.604       4,178
                                                      2002        $9.604       $6.777       8,993
                                                      2003        $6.777       $8.282      12,298
                                                      2004        $8.282       $8.732      13,989
                                                      2005        $8.732       $9.884      20,721
                                                      2006        $9.884      $10.067      24,826
                                                      2007       $10.067      $12.003      22,896
                                                      2008       $12.003       $5.966      24,944
                                                      2009        $5.966       $9.663      19,063
----------------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.069       5,001
                                                      2002        $9.069       $7.380       8,835
                                                      2003        $7.380       $9.199       8,460
                                                      2004        $9.199      $10.564       7,719
                                                      2005       $10.564      $11.479       7,505
                                                      2006       $11.479      $14.052       8,894
                                                      2007       $14.052      $15.750       5,224
                                                      2008       $15.750       $8.531       4,084
                                                      2009        $8.531      $11.060       3,994


                               54     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                2002       $10.000       $7.284       21,474
                                                2003        $7.284      $10.102       44,789
                                                2004       $10.102      $12.016       40,019
                                                2005       $12.016      $13.821       38,555
                                                2006       $13.821      $14.775       34,841
                                                2007       $14.775      $17.728       28,595
                                                2008       $17.728       $9.231       23,131
                                                2009        $9.231      $14.237       19,640
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                2001       $10.000       $9.826       34,561
                                                2002        $9.826       $6.918      159,570
                                                2003        $6.918       $9.577      108,644
                                                2004        $9.577      $10.736       96,549
                                                2005       $10.736      $11.796       84,584
                                                2006       $11.796      $13.928       66,275
                                                2007       $13.928      $14.693       57,793
                                                2008       $14.693       $8.438       49,807
                                                2009        $8.438      $11.491       39,489
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                2001       $10.000      $10.225       16,325
                                                2002       $10.225       $9.855       49,735
                                                2003        $9.855      $13.349       43,639
                                                2004       $13.349      $17.812       43,644
                                                2005       $17.812      $20.396       35,891
                                                2006       $20.396      $27.546       28,872
                                                2007       $27.546      $22.344       28,916
                                                2008       $22.344      $13.573       19,337
                                                2009       $13.573      $17.042       17,011
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                2004       $10.000      $11.084       14,991
                                                2005       $11.084      $12.048        9,733
                                                2006       $12.048      $12.366        9,940
                                                2007       $12.366      $14.225        9,234
                                                2008       $14.225       $7.398        2,316
                                                2009        $7.398      $11.316        2,810
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                2002       $10.000       $8.008      197,550
                                                2003        $8.008      $10.245      137,220
                                                2004       $10.245      $11.768      145,475
                                                2005       $11.768      $11.986      121,757
                                                2006       $11.986      $13.608      116,192
                                                2007       $13.608      $13.000       91,124
                                                2008       $13.000       $8.164       73,104
                                                2009        $8.164      $10.255       69,573


                               55     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.241           0
                                                      2002        $9.241       $5.781       9,693
                                                      2003        $5.781       $7.201      10,484
                                                      2004        $7.201       $7.540       5,962
                                                      2005        $7.540       $7.962       3,696
                                                      2006        $7.962       $8.011       3,062
                                                      2007        $8.011       $9.165       2,234
                                                      2008        $9.165       $4.573       1,787
                                                      2009        $4.573       $7.430       4,993
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                      2001       $10.000       $8.740      33,708
                                                      2002        $8.740       $5.757      74,725
                                                      2003        $5.757       $7.155      88,587
                                                      2004        $7.155       $7.474      59,538
                                                      2005        $7.474       $7.870      48,503
                                                      2006        $7.870       $7.901      47,902
                                                      2007        $7.901       $9.015      38,746
                                                      2008        $9.015       $4.487      31,968
                                                      2009        $4.487       $7.271      21,893
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2001       $10.000       $9.206      13,272
                                                      2002        $9.206       $6.812      48,520
                                                      2003        $6.812       $8.631      49,580
                                                      2004        $8.631       $9.002      45,718
                                                      2005        $9.002       $9.585      32,142
                                                      2006        $9.585       $9.968      36,864
                                                      2007        $9.968      $10.921      25,815
                                                      2008       $10.921       $6.144      21,564
                                                      2009        $6.144       $7.277      15,961
----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                      2006       $10.000      $10.756      40,723
                                                      2007       $10.756      $11.375      25,757
                                                      2008       $11.375       $7.773      25,609
                                                      2009        $7.773       $9.756      22,990
----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                      2004       $10.000      $10.776          41
                                                      2005       $10.776      $11.345          49
                                                      2006       $11.345      $12.347         511
                                                      2007       $12.347      $13.230       2,971
                                                      2008       $13.230       $9.251       4,497
                                                      2009        $9.251      $11.784       2,759


                               56     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                     2001       $10.000       $9.101        1,281
                                                     2002        $9.101       $6.386       20,135
                                                     2003        $6.386       $8.416       27,475
                                                     2004        $8.416       $9.429       27,853
                                                     2005        $9.429      $10.297       31,006
                                                     2006       $10.297       $9.949       23,602
                                                     2007        $9.949      $10.963       20,580
                                                     2008       $10.963       $6.156       17,318
                                                     2009        $6.156       $8.001       19,032
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                     2001       $10.000       $9.490       73,305
                                                     2002        $9.490       $7.217      169,183
                                                     2003        $7.217       $9.332      165,403
                                                     2004        $9.332      $10.153      155,011
                                                     2005       $10.153      $10.389      128,916
                                                     2006       $10.389      $11.890      109,590
                                                     2007       $11.890      $12.195       88,398
                                                     2008       $12.195       $7.075       81,158
                                                     2009        $7.075       $8.329       63,365
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                     2001       $10.000       $9.288       17,059
                                                     2002        $9.288       $6.283       36,076
                                                     2003        $6.283       $7.583       52,980
                                                     2004        $7.583       $8.037       45,259
                                                     2005        $8.037       $9.030       26,842
                                                     2006        $9.030       $8.777       25,192
                                                     2007        $8.777       $9.754       19,456
                                                     2008        $9.754       $5.742       18,596
                                                     2009        $5.742       $7.701       18,418
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                     2004       $10.000      $10.651          772
                                                     2005       $10.651      $10.763        6,242
                                                     2006       $10.763      $11.516          734
                                                     2007       $11.516      $11.570          694
                                                     2008       $11.570       $8.672        2,700
                                                     2009        $8.672      $12.105        3,362
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                     2004       $10.000      $11.194       27,077
                                                     2005       $11.194      $11.124       38,953
                                                     2006       $11.124      $12.868       39,348
                                                     2007       $12.868      $13.060       36,169
                                                     2008       $13.060       $8.986        8,882
                                                     2009        $8.986      $11.920        9,261



                               57     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                  2004       $10.000      $10.906       5,220
                                                  2005       $10.906      $11.794      16,167
                                                  2006       $11.794      $13.659      23,031
                                                  2007       $13.659      $13.825      25,553
                                                  2008       $13.825       $8.505      18,332
                                                  2009        $8.505      $10.487      18,654
------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                  2004       $10.000      $11.472       4,198
                                                  2005       $11.472      $12.362      17,260
                                                  2006       $12.362      $14.687      16,838
                                                  2007       $14.687      $16.586      18,229
                                                  2008       $16.586       $9.674      13,506
                                                  2009        $9.674      $12.968      13,032
------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                  2001       $10.000       $9.424      21,590
                                                  2002        $9.424       $7.468      50,216
                                                  2003        $7.468       $9.307      58,800
                                                  2004        $9.307      $10.116      43,382
                                                  2005       $10.116      $10.414      34,460
                                                  2006       $10.414      $11.809      31,512
                                                  2007       $11.809      $10.853      26,909
                                                  2008       $10.853       $6.508      23,241
                                                  2009        $6.508       $8.264      21,314
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                  2001       $10.000       $9.150      12,096
                                                  2002        $9.150       $7.369      91,404
                                                  2003        $7.369       $9.265      56,386
                                                  2004        $9.265      $10.531      58,334
                                                  2005       $10.531      $11.560      41,656
                                                  2006       $11.560      $14.443      38,366
                                                  2007       $14.443      $15.310      31,740
                                                  2008       $15.310       $8.394      27,801
                                                  2009        $8.394      $10.234      19,983
------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                  2002       $10.000       $7.266      83,657
                                                  2003        $7.266      $10.637      52,971
                                                  2004       $10.637      $13.134      40,838
                                                  2005       $13.134      $13.752      35,746
                                                  2006       $13.752      $15.781      29,283
                                                  2007       $15.781      $13.472      23,113
                                                  2008       $13.472       $7.991      14,118
                                                  2009        $7.991      $10.282      12,858

                               58     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1

                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2001       $10.000       $9.087      25,087
                                      2002        $9.087       $6.531      47,887
                                      2003        $6.531       $7.980      48,058
                                      2004        $7.980       $8.199      37,632
                                      2005        $8.199       $8.478      34,095
                                      2006        $8.478       $8.745      32,627
                                      2007        $8.745       $9.026      28,466
                                      2008        $9.026       $5.559      23,573
                                      2009        $5.559       $8.913      14,664

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

                               59     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    ----------------------------------------
                    ADDITIONS, DELETIONS OR SUBSTITUTIONS
                     OF INVESTMENTS
                    ----------------------------------------
                    THE CONTRACT
                    ----------------------------------------
                       Purchase of Contracts
                    ----------------------------------------
                    CALCULATION OF ACCUMULATION UNIT
                     VALUES
                    ----------------------------------------
                    NET INVESTMENT FACTOR
                    ----------------------------------------
                    CALCULATION OF VARIABLE AMOUNT INCOME
                     PAYMENTS
                    ----------------------------------------
                    CALCULATION OF ANNUITY UNIT VALUES
                    ----------------------------------------
                    ----------------------------------------
                    GENERAL MATTERS
                    ----------------------------------------
                       Incontestability
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A-ACCUMULATION UNIT VALUES
                    ----------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               60     PROSPECTUS

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